Long-Term Debt and Other Financial Liabilities, February 2025 Piraeus Bank Loan Facility (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) Installment	Feb. 24, 2025 USD ($)	Dec. 31, 2024 USD ($)
Senior Long-Term Debt [Abstract]
Balance outstanding	$ 293,958		$ 261,451
February 2025 Piraeus Bank Loan Facility [Member]
Senior Long-Term Debt [Abstract]
Face amount		$ 53,560
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	Term SOFR [Member]
Margin on variable rate	2.05%
Term of loan	5 years
Number of payment installments | Installment	20
Frequency of periodic payment	quarterly
Installment payment	$ 1,450
Balloon payment	$ 24,560
Security cover ratio after second anniversary of facility's utilization date until maturity	130.00%
Minimum liquidity to be maintained in earnings account	$ 3,000
Balance outstanding	$ 49,210
February 2025 Piraeus Bank Loan Facility [Member] | Maximum [Member]
Senior Long-Term Debt [Abstract]
Corporate leverage ratio	70.00%
February 2025 Piraeus Bank Loan Facility [Member] | Minimum [Member]
Senior Long-Term Debt [Abstract]
Security cover ratio until second anniversary of facility's utilization date	125.00%